Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	ATTORNEYS AND COUNSELORS AT LAW

Daniel H. April

Janet Clow

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

April 11, 2017

VIA EDGAR FILING

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)

Registration Number under the Securities Act of 1933: 033-14905

Registration Number under the Investment Company Act of 1940: 811- 05201

Ladies and Gentlemen:

On behalf of the Trust, in accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the forms of the Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 115 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 123 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which is the most recent amendment to such Registration Statement and which was filed electronically with the Commission on April 7, 2017.

If you have any questions or comments, please contact the undersigned at 505-988-2900 x103.

Very Truly Yours,

/s/ Daniel H. April

Daniel H. April

460 St. Michael’s Drive	E–mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901